Accrued Liabilities and Other - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued payroll	$ 2,340	$ 2,352	$ 948
Accrued legal and professional fees		340	223
Accrued insurance		153	0
Production taxes		147	120
Royalties payable	8,095	3,903	2,494
Advances from joint owners		113	219
Asset retirement obligations, current	251	108	251
Accrued lease operating expense		2,230	0
Series B Preferred Stock dividends payable	28,074	45,045	0
Contingent liability - White Wolf Acquisition	0	4,005	0
Other	2,115	1,426	399
Total accrued liabilities and other	23,889	15,492	4,654
Accrued lease operating expense	3,978	2,230
Preferred Stock dividends payable	3,259	937	$ 1,856
Accrued interest expense	$ 4,102	639
Scenario, Previously Reported [Member]
Series B Preferred Stock dividends payable		937
Other		1,204
Preferred Stock dividends payable		$ 10,772